UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL  60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
 207 Reber Street, Suite 201
Wheaton, IL  60187
  (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code:  (630) 355-4676

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2016

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn FTSE RAFI U.S. Equity Income ETF (ELKU).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

The Schedule(s) of Investments is attached herewith.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—5.4%
Boeing Co. (The)	218	$28,312
General Dynamics Corp.	78	10,861
Honeywell International, Inc.	157	18,262
L-3 Communications Holdings, Inc.	39	5,721
Lockheed Martin Corp.	105	26,058
Northrop Grumman Corp.	41	9,113
Raytheon Co.	91	12,371
United Technologies Corp.	323	33,124
Total Aerospace & Defense		143,822
Air Freight & Logistics—1.0%
United Parcel Service, Inc., Class B	238	25,637

Auto Components—0.5%
Johnson Controls, Inc.	296	13,101

Banks—5.0%
Cullen/Frost Bankers, Inc.	67	4,270
FirstMerit Corp.	193	3,912
Hancock Holding Co.	136	3,551
PacWest Bancorp	118	4,694
Wells Fargo & Co.	2,463	116,574
Total Banks		133,001
Beverages—1.9%
Coca-Cola European Partners PLC (United Kingdom)	59	2,106
Dr Pepper Snapple Group, Inc.	37	3,575
PepsiCo, Inc.	417	44,177
Total Beverages		49,858
Biotechnology—0.4%
Amgen, Inc.	76	11,563

Capital Markets—0.6%
Federated Investors, Inc., Class B	111	3,194
Invesco Ltd.	411	10,497
Waddell & Reed Financial, Inc., Class A	167	2,876
Total Capital Markets		16,567
Chemicals—2.6%
CF Industries Holdings, Inc.	91	2,193
Dow Chemical Co. (The)	550	27,340
E. I. du Pont de Nemours and Company	260	16,848
LyondellBasell Industries NV, Class A	222	16,521
Mosaic Co. (The)	242	6,336
Total Chemicals		69,238

Investments	Shares	Value
Commercial Services & Supplies—1.0%
Pitney Bowes, Inc.	157	$2,795
Republic Services, Inc.	130	6,670
Tyco International PLC	106	4,516
Waste Management, Inc.	196	12,989
Total Commercial Services & Supplies		26,970
Communications Equipment—1.4%
Cisco Systems, Inc.	1,278	36,666

Construction & Engineering—0.1%
Fluor Corp.	78	3,844

Consumer Finance—0.6%
Navient Corp.	1,223	14,615

Containers & Packaging—0.5%
International Paper Co.	300	12,714

Distributors—0.2%
Genuine Parts Co.	55	5,569

Diversified Telecommunication Services—1.6%
CenturyLink, Inc.	959	27,820
Frontier Communications Corp.	3,189	15,754
Total Diversified Telecommunication Services		43,574
Electric Utilities—3.2%
Alliant Energy Corp.	93	3,692
American Electric Power Co., Inc.	251	17,593
Pinnacle West Capital Corp.	61	4,945
PPL Corp.	407	15,364
Southern Co. (The)	572	30,676
Westar Energy, Inc.	60	3,365
Xcel Energy, Inc.	234	10,479
Total Electric Utilities		86,114
Electrical Equipment—0.8%
Eaton Corp. PLC	276	16,486
Rockwell Automation, Inc.	33	3,789
Total Electrical Equipment		20,275
Electronic Equipment, Instruments & Components—0.5%
Corning, Inc.	371	7,598
TE Connectivity Ltd. (Switzerland)	100	5,711
Total Electronic Equipment, Instruments & Components		13,309
Energy Equipment & Services—0.8%
National Oilwell Varco, Inc.	254	8,547
Schlumberger Ltd.	159	12,574

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
June 30, 2016 (Unaudited)

Investments	Shares	Value
Total Energy Equipment & Services		$21,121
Food & Staples Retailing—4.0%
Sysco Corp.	299	15,171
Walgreens Boots Alliance, Inc.	141	11,741
Wal-Mart Stores, Inc.	1,077	78,643
Total Food & Staples Retailing		105,555
Food Products—1.2%
Archer-Daniels-Midland Co.	555	23,804
Hershey Co. (The)	29	3,291
Kraft Heinz Co. (The)	58	5,132
Total Food Products		32,227
Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	102	4,613
Becton Dickinson and Co.	21	3,561
Total Health Care Equipment & Supplies		8,174
Health Care Providers & Services—0.8%
Anthem, Inc.	79	10,376
Cardinal Health, Inc.	146	11,389
Total Health Care Providers & Services		21,765
Hotels, Restaurants & Leisure—2.4%
Darden Restaurants, Inc.	60	3,801
Las Vegas Sands Corp.	178	7,741
McDonald's Corp.	307	36,944
Starwood Hotels & Resorts Worldwide, Inc.	42	3,106
Wynn Resorts Ltd.	72	6,526
Yum! Brands, Inc.	79	6,551
Total Hotels, Restaurants & Leisure		64,669
Household Products—1.1%
Clorox Co. (The)	26	3,598
Colgate-Palmolive Co.	154	11,273
Kimberly-Clark Corp.	100	13,748
Total Household Products		28,619
Independent Power and Renewable Electricity Producers—0.5%
AES Corp./VA	954	11,906

Industrial Conglomerates—1.0%
3M Co.	151	26,443

Insurance—1.5%
Arthur J Gallagher & Co.	154	7,330
Cincinnati Financial Corp.	129	9,661
First American Financial Corp.	98	3,942
Old Republic International Corp.	477	9,201
Validus Holdings Ltd.	93	4,519

Investments	Shares	Value
Willis Towers Watson PLC	46	$5,718
Total Insurance		40,371
IT Services—3.4%
Accenture PLC, Class A	117	13,255
International Business Machines Corp.	404	61,319
Paychex, Inc.	95	5,652
Western Union Co. (The)	482	9,245
Total IT Services		89,471
Leisure Products—0.3%
Mattel, Inc.	220	6,884

Machinery—1.1%
Cummins, Inc.	94	10,569
Dover Corp.	61	4,228
Ingersoll-Rand PLC	69	4,394
Parker-Hannifin Corp.	52	5,619
Stanley Black & Decker, Inc.	44	4,894
Total Machinery		29,704
Media—2.4%
Comcast Corp., Class A	477	31,095
Omnicom Group, Inc.	82	6,682
Time Warner, Inc.	242	17,797
Viacom, Inc., Class B	195	8,087
Total Media		63,661
Multiline Retail—1.4%
Kohl's Corp.	166	6,295
Macy's, Inc.	201	6,755
Nordstrom, Inc.	54	2,055
Target Corp.	333	23,250
Total Multiline Retail		38,355
Multi-Utilities—2.1%
Ameren Corp.	146	7,823
CenterPoint Energy, Inc.	421	10,104
Consolidated Edison, Inc.	178	14,318
MDU Resources Group, Inc.	218	5,232
Public Service Enterprise Group, Inc.	275	12,818
SCANA Corp.	64	4,842
Total Multi-Utilities		55,137
Oil, Gas & Consumable Fuels—13.7%
Chevron Corp.	1,075	112,692
ConocoPhillips	1,227	53,497
Exxon Mobil Corp.	1,312	122,987
HollyFrontier Corp.	105	2,496
Marathon Oil Corp.	897	13,464

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
June 30, 2016 (Unaudited)

Investments	Shares	Value
Marathon Petroleum Corp.	197	$7,478
Murphy Oil Corp.	243	7,715
Occidental Petroleum Corp.	247	18,663
Phillips 66	166	13,171
Valero Energy Corp.	194	9,894
Total Oil, Gas & Consumable Fuels		362,057
Paper & Forest Products—0.1%
Domtar Corp.	80	2,801

Pharmaceuticals—9.8%
Bristol-Myers Squibb Co.	233	17,137
Eli Lilly & Co.	210	16,538
Johnson & Johnson	651	78,966
Merck & Co., Inc.	1,027	59,166
Pfizer, Inc.	2,492	87,743
Total Pharmaceuticals		259,550
Professional Services—0.1%
ManpowerGroup, Inc.	41	2,638

Real Estate Investment Trusts—7.9%
Apartment Investment & Management Co., Class A	86	3,798
Brixmor Property Group, Inc.	156	4,128
CBL & Associates Properties, Inc.	344	3,203
Columbia Property Trust, Inc.	156	3,338
Corrections Corp. of America	201	7,039
Crown Castle International Corp.	122	12,374
DiamondRock Hospitality Co.	348	3,142
DuPont Fabros Technology, Inc.	76	3,613
Gaming and Leisure Properties, Inc.	146	5,034
GEO Group, Inc. (The)	109	3,726
Hospitality Properties Trust	232	6,682
Host Hotels & Resorts, Inc.	1,016	16,469
Iron Mountain, Inc.	291	11,591
Lamar Advertising Co., Class A	60	3,978
LaSalle Hotel Properties	198	4,669
Mack-Cali Realty Corp.	173	4,671
Mid-America Apartment Communities, Inc.	54	5,746
Public Storage	41	10,479
Rayonier, Inc.	142	3,726
Retail Properties of America, Inc., Class A	330	5,577
RLJ Lodging Trust	241	5,169
Ryman Hospitality Properties, Inc.	58	2,938
Simon Property Group, Inc.	128	27,763
Taubman Centers, Inc.	45	3,339

Investments	Shares	Value
UDR, Inc.	150	$5,538
Weingarten Realty Investors	107	4,368
Weyerhaeuser Co.	1,114	33,164
WP Glimcher, Inc.	418	4,677
Total Real Estate Investment Trusts		209,939
Road & Rail—1.6%
CSX Corp.	384	10,015
Norfolk Southern Corp.	149	12,684
Union Pacific Corp.	233	20,329
Total Road & Rail		43,028
Semiconductors & Semiconductor—4.0%
Applied Materials, Inc.	214	5,129
Intel Corp.	1,802	59,106
KLA-Tencor Corp.	46	3,369
Maxim Integrated Products, Inc.	82	2,927
QUALCOMM, Inc.	455	24,374
Texas Instruments, Inc.	184	11,528
Total Semiconductors & Semiconductor		106,433
Software—2.7%
CA, Inc.	124	4,071
Microsoft Corp.	1,219	62,376
Symantec Corp.	245	5,033
Total Software		71,480
Specialty Retail—1.6%
Best Buy Co., Inc.	261	7,987
GameStop Corp., Class A	121	3,216
Gap, Inc. (The)	132	2,801
Home Depot, Inc. (The)	183	23,367
L Brands, Inc.	60	4,028
Total Specialty Retail		41,399
Technology Hardware, Storage & Peripherals—0.9%
HP, Inc.	1,157	14,520
Seagate Technology PLC	215	5,237
Western Digital Corp.	91	4,301
Total Technology Hardware, Storage & Peripherals		24,058
Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc.	147	5,989

Thrifts & Mortgage Finance—0.7%
New York Community Bancorp, Inc.	1,242	18,618

Tobacco—4.8%
Altria Group, Inc.	644	44,410
Philip Morris International, Inc.	732	74,459

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
June 30, 2016 (Unaudited)

Investments	Shares	Value
Reynolds American, Inc.	158	$8,521
Total Tobacco		127,390
Trading Companies & Distributors—0.1%
W.W. Grainger, Inc.	13	2,954

Total Common Stocks
(Cost $2,547,294)		2,648,833

MONEY MARKET FUND—0.1%
BlackRock Liquidity TempFund Portfolio, 0.43% (a) (Cost $2,122)	2,122	2,122
Total Investments—99.9% (Cost $2,549,416)		2,650,955
Other Assets in Excess of Liabilities—0.1%		1,817
Net Assets—100.0%		$2,652,772

(a)	Rate shown represents annualized 7-day yield as of June 30, 2016.

Sector Allocation	% of Total Investments*
Consumer Discretionary	9.0%
Consumer Staples	13.0
Energy	14.5
Financials	16.3
Health Care	11.4
Industrials	12.3
Information Technology	12.9
Materials	3.2
Telecommunication Services	1.6
Utilities	5.8
Total Investments	100.0%

*	Excluding Money Market Fund

See accompanying Notes to Schedule of Investments.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$2,648,833	$–	$–	$2,648,833
Money Market Fund	2,122	–	–	2,122
Total Investments in Securities	$2,650,955	$–	$–	$2,650,955

For the period ended June 30, 2016, there were no transfers between any levels. As of June 30, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in three series. The Elkhorn FTSE RAFI U.S. Equity Income ETF (the “Fund”), a non-diversified series of the Trust, is presented herein.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI U.S. Equity Income Index.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 9446, “Financial Services—Investment Companies” issued by the U.S. Financials Accounting Board.

The following summarizes the investment valuation policies of the Fund:

2. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2016, is disclosed at the end of the Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At June 30, 2016, the cost of investments for federal income tax purposes was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,549,416	$158,488	$(56,949)	$101,539

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	8/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	8/17/2016

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	8/17/2016

* Print the name and title of each signing officer under his or her signature.